As filed with the Securities and Exchange Commission on August 26, 2016

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22791

DoubleLine Income Solutions Fund

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Ronald R. Redell

c/o DoubleLine Capital LP

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for service)

(213) 633-8200

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2016

Date of reporting period: June 30, 2016

Item 1. Schedule of Investments.

DoubleLine Income Solutions Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Bank Loans - 13.0%
2,850,000	Alfred Fueling Systems, Inc., Guaranteed Secured 2nd Lien Term Loan	8.50%	#	06/20/2022	2,878,500
360,792	Alinta Energy Finance Pty Ltd., Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche B-DD	6.38%	#	08/13/2018	357,749
5,428,050	Alinta Energy Finance Pty Ltd., Senior Secured 1st Lien Term Loan, Tranche B	6.38%	#	08/13/2019	5,382,265
5,333,000	Allflex Holdings, Inc., Guaranteed Secured 2nd Lien Term Loan	8.00%	#	07/19/2021	5,293,002
6,000,000	Applied Systems, Inc., Secured 2nd Lien Term Loan, Tranche B	7.50%	#	01/24/2022	5,971,890
6,000,000	Asurion LLC, Secured 2nd Lien Term Loan	8.50%	#	03/03/2021	5,802,000
2,950,000	Avantor Performance Materials Holdings, Inc., Guaranteed Senior Secured 2nd Lien Term Loan, Tranche B	10.50%	#	06/21/2022	2,898,375
3,300,000	Avantor Performance Materials Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	6.00%	#	06/21/2022	3,281,438
2,920,144	Avaya, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B7	6.25%	#	05/29/2020	2,090,341
5,133,905	BMC Software Finance, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	09/10/2020	4,569,175
8,000,000	Capital Automotive LP, Guaranteed Secured 2nd Lien Term Loan	6.00%	#	04/30/2020	8,040,000
4,957,343	Compuware Corporation, Senior Secured 1st Lien Term Loan, Tranche B2	6.25%	#	12/15/2021	4,607,230
2,900,000	CSM Bakery Supplies LLC, Secured 2nd Lien Term Loan	8.75%	#¥	07/02/2021	2,755,000
7,000,000	Cvent, Inc., Senior Secured 1st Lien Term Loan, Tranche B	6.00%	#	06/05/2023	7,000,000
4,654,150	DI Purchaser, Inc., Senior Secured 1st Lien Term Loan, Tranche B	6.00%	#	12/15/2021	3,804,767
1,428,250	Douglas Dynamics LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	12/31/2021	1,421,109
3,911,909	EnergySolutions LLC, Senior Secured 1st Lien Term Loan, Tranche B	6.75%	#	05/29/2020	3,814,111
5,615,000	Ferrara Candy Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.50%	#	06/15/2023	5,618,509
1,571,222	Filtration Group, Inc. Senior Secured 2nd Lien Term Loan, Tranche B	8.25%	#	11/19/2021	1,552,233
5,944,444	Four Seasons Holdings, Inc., Guaranteed Secured 2nd Lien Term Loan	6.25%	#	12/28/2020	5,944,474
2,742,938	Fram Group Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	7.00%	#	07/28/2017	2,560,231
962,588	FullBeauty Brands Holdings Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.75%	#	10/14/2022	918,068
1,129,000	Goldcup Merger Sub, Inc., Senior Secured 1st Lien Term Loan, Tranche B	6.00%	#	04/12/2023	1,131,823
5,075,000	GTCR Valor Companies, Inc., Senior Secured 1st Lien Term Loan, Tranche B	7.00%	#	06/16/2023	4,851,396
5,700,000	Healogics Inc., Secured 2nd Lien Term Loan	9.00%	#	07/01/2022	5,073,000
5,000,000	Jazz Acquisition, Inc., Secured 2nd Lien Term Loan	7.75%	#	06/17/2022	3,850,000
7,940,000	KIK Custom Products, Inc., Senior Secured 1st Lien Term Loan, Tranche B	6.00%	#	08/26/2022	7,844,998
5,940,000	Longview Power LLC, Senior Secured 1st Lien Term Loan, Tranche B	7.00%	#	04/13/2021	5,227,200
6,850,000	Mauser Holding GmbH, Guaranteed Secured 2nd Lien Term Loan	8.25%	#	07/29/2022	6,413,312
2,747,000	Micron Technology, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	6.46%	#	04/26/2022	2,767,396
6,000,000	Mitchell International, Inc., Guaranteed Secured 2nd Lien Term Loan	8.50%	#	10/11/2021	5,585,010
2,615,000	National Vision, Inc., Secured 2nd Lien Term Loan	6.75%	#	03/11/2022	2,360,037
5,914,174	North American Lifting, Guaranteed Senior Secured 1st Lien Term Loan	5.50%	#	11/27/2020	4,568,700
4,850,000	NVA Holdings, Inc., Secured 2nd Lien Term Loan	8.00%	#	08/12/2022	4,807,562
5,984,772	Ortho-Clinical Diagnostics, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	06/30/2021	5,680,566
3,095,000	P2 Upstream Acquisition Company, Guaranteed Secured 2nd Lien Term Loan	9.00%	#¥	04/30/2021	2,677,175
1,950,000	P2 Upstream Acquisition Company, Guaranteed Senior Secured 1st Lien Term Loan	5.00%	#	10/30/2020	1,828,125
2,092,300	Packaging Coordinators, Inc., Senior Secured 1st Lien Term Loan, Tranche B	6.75%	#	07/30/2021	2,092,300
5,403,468	PGX Holdings, Inc., Senior Secured 1st Lien Term Loan	5.75%	#	09/29/2020	5,396,714
4,631,365	Polyconcept Finance B.V., Senior Secured 1st Lien Term Loan, Tranche A1	6.00%	#	06/28/2019	4,585,052
3,920,000	Precyse Acquisition Corporation, Senior Secured 1st Lien Term Loan, Tranche B	6.50%	#	10/20/2022	3,907,750
5,800,000	Prime Security Services Borrower LLC, Guaranteed Secured 2nd Lien Term Loan	11.25%	#	07/01/2022	5,882,186
4,500,000	Rack Merger Sub, Inc., Guaranteed Secured 2nd Lien Term Loan, Tranche B	8.25%	#	10/03/2022	4,027,500
5,969,697	RentPath LLC, Senior Secured 1st Lien Term Loan, Tranche B	6.25%	#¥	12/17/2021	5,406,307
2,900,000	RentPath LLC, Secured 2nd Lien Term Loan, Tranche B	10.00%	#¥	12/16/2022	2,276,500
3,268,575	Rhode Island State Energy Partners, Senior Secured 1st Lien Term Loan, Tranche B	5.75%	#	11/23/2022	3,186,861
2,658,150	Sabre Industries, Inc., Guarnateed Senior Secured 1st Lien Term Loan	5.75%	#	02/25/2022	2,020,194
7,880,000	Scientific Games International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	6.00%	#	10/01/2021	7,782,485
7,580,000	Sedgwick, Inc., Guaranteed Senior Secured 2nd Lien Term Loan	6.75%	#¥	02/28/2022	7,295,750
4,902,713	Select Medical Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche F	7.50%	#	03/03/2021	4,924,162
5,029,510	Skillsoft, Senior Secured 1st Lien Term Loan	5.75%	#	04/28/2021	4,011,034
3,700,000	SolarWinds Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	6.50%	#	02/06/2023	3,693,063
5,850,000	Solenis International LP, Guaranteed Secured 2nd Lien Term Loan	7.75%	#	07/29/2022	5,459,980
4,538,625	Solera, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.75%	#	03/03/2023	4,542,869
4,530,000	SourceHOV LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	7.75%	#	10/31/2019	3,338,044
2,950,000	SRS Distribution, Inc., Secured 2nd Lien Term Loan	9.75%	#	02/25/2023	2,948,156
1,970,000	Tekni-Plex, Inc., Senior Secured 2nd Lien Term Loan	8.75%	#	06/01/2023	1,859,187
3,410,496	Transtar Holding Company, Secured 2nd Lien Term Loan	12.00%	#¥	10/09/2019	1,023,149
2,348,177	Transtar Holding Company, Senior Secured 1st Lien Term Loan	7.75%	#	10/09/2018	1,661,335
4,840,000	US Renal Care, Inc., Senior Secured 2nd Lien Term Loan	9.00%	#	12/29/2023	4,767,400
5,925,000	Veresen Midstream LP, Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	03/31/2022	5,747,250
3,376,538	Vizient, Inc., Senior Secured 1st Lien Term Loan, Tranche B	6.25%	#	02/13/2023	3,406,082
2,425,000	Wand Intermediate LP, Senior Secured 2nd Lien Term Loan	8.25%	#¥	09/19/2022	2,176,437
289,141	WASH Multifamily Laundry Systems LLC, Senior Secured 2nd Lien Term Loan	8.00%	#	05/15/2023	285,346
1,650,859	WASH Multifamily Laundry Systems LLC, Senior Secured 2nd Lien Term Loan	8.00%	#	05/15/2023	1,629,192

Total Bank Loans (Cost $268,809,355)					256,559,052

Collateralized Loan Obligations - 7.8%
2,000,000	Adams Mill Ltd., Series 2014-1A-D2	4.88%	#^	07/15/2026	1,764,771
6,000,000	Adams Mill Ltd., Series 2014-1A-E2	6.88%	#^	07/15/2026	4,537,867
1,000,000	ALM Loan Funding, Series 2016-19A-C	4.98%	#^	07/15/2028	999,020
5,000,000	ALM Loan Funding, Series 2016-19A-D	7.98%	#^	07/15/2028	4,942,790
2,000,000	ALM Ltd., Series 2014-11A-C	4.13%	#^	10/17/2026	1,851,385
2,750,000	Apidos Ltd., Series 2012-11A-D	4.88%	#^	01/17/2023	2,680,255
1,750,000	Apidos Ltd., Series 2013-14A-E	5.03%	#^	04/15/2025	1,404,024
1,000,000	Apidos Ltd., Series 2014-18A-E	6.64%	#^	07/22/2026	691,736
3,500,000	ARES Ltd., Series 2012-3A-E	6.38%	#^	01/17/2024	2,976,908
500,000	Birchwood Park Ltd., Series 2014-1A-E2	7.03%	#^	07/15/2026	413,954
740,000	BlueMountain Ltd., Series 2012-1A-E	6.13%	#^	07/20/2023	684,941
2,250,000	BlueMountain Ltd., Series 2012-2A-D	4.74%	#^	11/20/2024	2,170,121
7,000,000	BlueMountain Ltd., Series 2012-2A-E	5.74%	#^	11/20/2024	6,374,329
1,500,000	BlueMountain Ltd., Series 2015-2A-F	7.43%	#^	07/19/2027	1,115,169
4,500,000	Brookside Mill Ltd., Series 2013-1A-D	3.68%	#^	04/17/2025	3,745,597
6,500,000	Canyon Capital Ltd., Series 2012-1A-D	4.93%	#^	01/15/2024	6,388,615
3,000,000	Carlyle Global Market Strategies Ltd., Series 2014-3A-C2	4.83%	#^	07/27/2026	2,898,485
4,500,000	Carlyle Global Market Strategies Ltd., Series 2014-3A-D2	6.88%	#^	07/27/2026	3,898,922
3,450,000	Cent Ltd., Series 2013-18A-D	4.09%	#^	07/23/2025	3,106,182
8,500,000	Cent Ltd., Series 2013-18A-E	5.24%	#^	07/23/2025	6,679,803
2,000,000	Flatiron Ltd., Series 2012-1X-D	6.14%	#	10/25/2024	1,772,129
1,985,000	Galaxy Ltd., Series 2012-14A-D	5.03%	#^	11/15/2024	1,928,687
2,750,000	Galaxy Ltd., Series 2012-14X-E	6.03%	#	11/15/2024	2,422,029
3,000,000	Galaxy Ltd., Series 2014-18A-D2	4.93%	#^	10/15/2026	2,703,575
5,000,000	Galaxy Ltd., Series 2014-18A-E2	6.93%	#^	10/15/2026	4,152,287
10,000,000	GoldenTree Loan Opportunities Ltd., Series 2015-10A-E1	6.63%	#^	07/20/2027	8,484,327
2,000,000	Halcyon Loan Advisors Funding Ltd., Series 2012-1A-D	6.13%	#^	08/15/2023	1,325,063
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C	4.13%	#^	04/28/2025	816,284
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D	5.63%	#^	04/28/2025	630,145
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-E	6.38%	#^	04/28/2025	484,076
3,500,000	LCM LP, Series 14A-E	5.28%	#^	07/15/2025	2,934,066
3,500,000	LCM LP, Series 14A-F	5.78%	#^	07/15/2025	2,294,025
7,000,000	LCM LP, Series 19A-E1	7.08%	#^	07/15/2027	6,133,296
2,500,000	Madison Park Funding Ltd., Series 2014-13X-E	5.63%	#	01/19/2025	2,017,847
10,022,500	Madison Park Funding Ltd., Series 2015-18A-E2	6.98%	#^	10/21/2026	8,764,660
9,500,000	Magnetite Ltd., Series 2012-7A-D	5.88%	#^	01/15/2025	7,911,425
5,250,000	North End Ltd., Series 2013-1A-D	4.13%	#^	07/17/2025	4,552,645
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-D	3.98%	#^	07/17/2025	1,762,848
9,500,000	Octagon Investment Partners Ltd., Series 2013-1A-E	5.13%	#^	07/17/2025	7,227,707
2,000,000	Octagon Investment Partners Ltd., Series 2014-1A-D	7.23%	#^	11/14/2026	1,741,000
2,000,000	THL Credit Wind River Ltd., Series 2016-1A-D	5.37%	#^	07/15/2028	1,915,244
1,000,000	Venture Ltd., Series 2012-10A-D	4.83%	#^	07/20/2022	959,377
3,000,000	Venture Ltd., Series 2012-12A-E	5.97%	#^	02/28/2024	2,418,438
4,000,000	Venture Ltd., Series 2013-14A-D	4.42%	#^	08/28/2025	3,566,294
7,000,000	WhiteHorse Ltd., Series 2012-1A-B1L	4.89%	#^	02/03/2025	6,290,654
1,250,000	WhiteHorse Ltd., Series 2012-1A-B2L	5.89%	#^	02/03/2025	930,668
1,600,000	WhiteHorse Ltd., Series 2012-1A-B3L	7.14%	#^	02/03/2025	754,513
3,250,000	WhiteHorse Ltd., Series 2013-1A-B1L	4.36%	#^	11/24/2025	2,891,822
2,500,000	Wind River Ltd., Series 2013-2A-D	4.23%	#^	01/18/2026	2,256,512
2,500,000	Wind River Ltd., Series 2013-2A-E	5.38%	#^	01/18/2026	2,011,760

Total Collateralized Loan Obligations (Cost $176,108,398)					153,378,277

Foreign Corporate Bonds - 63.8%
5,328,331	ACI Airport Sudamerica S.A.	6.88%		11/29/2032	4,875,423
21,350,000	Aeropuertos Dominicanos	9.75%	#^	11/13/2019	22,833,825
25,000,000	AES Andres B.V.	7.95%	^	05/11/2026	26,093,750
8,000,000	AES El Salvador Trust	6.75%	^	03/28/2023	6,920,000
19,000,000	AES El Salvador Trust	6.75%		03/28/2023	16,435,000
24,850,000	Ajecorp B.V.	6.50%		05/14/2022	10,250,625
6,352,941	Ardagh Packaging Finance	7.00%	^	11/15/2020	6,257,647
1,000,000	Ardagh Packaging Finance	7.25%	^	05/15/2024	1,025,625
96,990	Autopistas del Nordeste Ltd.	9.39%		01/15/2026	96,263
13,000,000	Avianca Holdings S.A.	8.38%		05/10/2020	10,596,300
27,000,000	Avianca Holdings S.A.	8.38%	^	05/10/2020	22,007,700
10,310,000	Banco Continental SAECA	8.88%		10/15/2017	10,503,312
14,700,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	14,773,500
572,000	Banco de Reservas de la Republica Dominicana	7.00%	^	02/01/2023	574,860
40,000,000	Banco do Brasil S.A.	9.25%	#†	04/15/2023	33,500,000
6,350,000	Banco do Brasil S.A.	9.00%	#^†	06/18/2024	4,953,000
2,258,000	Bantrab Senior Trust	9.00%		11/14/2020	2,014,136
10,000,000	Bantrab Senior Trust	9.00%	^	11/14/2020	8,920,000
23,205,000	BR Malls International Finance Ltd.	8.50%	†	11/07/2016	22,972,950
25,600,000	Braskem Finance Company	7.13%		07/22/2041	24,386,560
8,700,000	Braskem Finance Ltd.	7.38%	†	10/29/2049	8,221,500
3,925,000	C10 Capital SPV Ltd.	6.72%	#†	12/29/2049	3,385,312
15,500,000	Camposol S.A.	10.50%	^	07/15/2021	13,020,000
8,000,000	Cencosud S.A.	6.63%		02/12/2045	7,830,584
2,000,000	Cencosud S.A.	6.63%	^	02/12/2045	1,957,646
18,230,000	CFG Investment S.A.C.	9.75%	Ω	07/30/2019	11,940,650
25,000,000	CIMPOR Financial Operations B.V.	5.75%		07/17/2024	18,687,500
2,612,000	Colombia Telecomunicaciones S.A.	8.50%	#†	12/29/2049	2,311,620
32,000,000	Colombia Telecomunicaciones S.A.	8.50%	#^†	03/31/2050	28,320,000
18,000,000	Comcel Trust	6.88%		02/06/2024	17,640,000
30,900,000	Compania Minera Ares S.A.C.	7.75%		01/23/2021	32,251,875
7,000,000	Concordia Healthcare Corporation	7.00%	^	04/15/2023	6,002,500
29,350,000	CorpGroup Banking S.A.	6.75%		03/15/2023	27,478,938
25,260,000	Corporacion Azucarera del Peru S.A.	6.38%		08/02/2022	23,441,280
31,000,000	Cosan Overseas Ltd.	8.25%	†	11/29/2049	29,605,000
4,000,000	Credito Real S.A.B. de C.V.	7.50%	^	03/13/2019	4,140,000
7,000,000	Credito Real S.A.B. de C.V.	7.50%		03/13/2019	7,245,000
38,600,000	Digicel Ltd.	8.25%		09/30/2020	32,424,000
5,000,000	Digicel Ltd.	7.13%		04/01/2022	3,743,750
5,000,000	Digicel Ltd.	7.13%	^	04/01/2022	3,743,750
6,100,000	Ecopetrol S.A.	7.38%		09/18/2043	6,100,000
18,500,000	Ecopetrol S.A.	5.88%		05/28/2045	16,150,500
25,000,000	Eldorado International Finance GMBH	8.63%	^	06/16/2021	24,321,250
13,000,000	Far East Capital Ltd. S.A.	8.75%	^	05/02/2020	6,307,600
5,000,000	Far East Capital Ltd. S.A.	8.75%		05/02/2020	2,426,000
7,800,000	Financiera Independencia S.A.B. de .C.V.	7.50%	^	06/03/2019	7,449,000
10,200,000	Financiera Independencia S.A.B. de C.V	7.50%		06/03/2019	9,741,000
20,000,000	Freeport-McMoRan Copper & Gold, Inc.	5.40%		11/14/2034	16,000,000
25,400,000	Freeport-McMoRan Copper & Gold, Inc.	5.45%		03/15/2043	20,510,500
9,765,000	GeoPark Latin America Ltd.	7.50%	^	02/11/2020	7,763,175
10,235,000	GeoPark Latin America Ltd.	7.50%		02/11/2020	8,136,825
17,000,000	Grupo Cementos de Chihuahua S.A.B de C.V.	8.13%		02/08/2020	17,935,000
29,800,000	Grupo Elektra S.A.B. de C.V.	7.25%		08/06/2018	29,576,500
10,000,000	Grupo Famsa S.A.B. de C.V.	7.25%	^	06/01/2020	7,375,000
3,000,000	Grupo Famsa S.A.B. de C.V.	7.25%		06/01/2020	2,212,500
5,800,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	5,930,500
14,700,000	Grupo Idesa S.A. de C.V.	7.88%	^	12/18/2020	15,030,750
25,839,000	Grupo Papelero Scribe S.A. de C.V.	8.88%		04/07/2020	26,161,988
26,000,000	Grupo Posadas S.A.B. de C.V.	7.88%	^	06/30/2022	26,455,000
4,000,000	Grupo Posadas S.A.B. de C.V.	7.88%		06/30/2022	4,070,000
1,000,000	GTL Trade Finance, Inc.	5.89%		04/29/2024	886,700
29,000,000	GTL Trade Finance, Inc.	7.25%		04/16/2044	24,505,000
5,622,000	Inkia Energy Ltd.	8.38%	^	04/04/2021	5,931,210
19,000,000	Inkia Energy Ltd.	8.38%		04/04/2021	20,045,000
15,000,000	Instituto Costarricense de Electricidad	6.38%	^	05/15/2043	11,850,000
11,800,000	Instituto Costarricense de Electricidad	6.38%		05/15/2043	9,322,000
4,750,000	Intelsat Jackson Holdings S.A.	8.00%	^	02/15/2024	4,702,500
5,000,000	Intelsat S.A.	7.75%		06/01/2021	1,250,000
9,000,000	Kronos Acquisition Holdings, Inc.	9.00%	^	08/15/2023	8,865,000
6,000,000	Latam Airlines Group S.A.	7.25%	^	06/09/2020	5,842,500
5,800,000	LBC Tank Terminals Holding B.V.	6.88%	^	05/15/2023	5,626,000
4,825,000	Lundin Mining Corporation	7.50%	^	11/01/2020	4,945,625
7,500,000	Lundin Mining Corporation	7.88%	^	11/01/2022	7,706,250
23,000,000	Magnesita Finance Ltd.	8.63%	†	04/05/2017	17,537,500
15,000,000	Marfrig Holdings Europe B.V.	8.00%	^	06/08/2023	15,345,000
12,650,000	Marfrig Overseas Ltd.	9.50%		05/04/2020	13,073,522
5,708,280	Mexico Generadora de Energia	5.50%		12/06/2032	5,515,626
13,168,000	Minerva Luxembourg S.A.	8.75%	#†	04/03/2019	13,365,520
17,500,000	Minerva Luxembourg S.A.	8.75%	#^†	04/03/2019	17,762,500
1,222,000	Minerva Luxembourg S.A.	12.25%		02/10/2022	1,325,870
4,500,000	Minerva Luxembourg S.A.	7.75%		01/31/2023	4,612,500
30,000,000	Noble Group Ltd.	6.00%	#†	06/24/2049	17,550,000
29,000,000	OAS Financial Ltd.	8.88%	#^†Ω	04/25/2018	478,500
4,784,000	OAS Financial Ltd.	8.88%	#†Ω	04/29/2049	78,936
28,000,000	Odebrecht Finance Ltd.	7.13%		06/26/2042	12,320,000
5,000,000	Odebrecht Finance Ltd.	7.50%	†	09/29/2049	2,475,000
12,500,000	Pacific Rubiales Energy Corporation	7.25%	Ω	12/12/2021	2,375,000
1,500,000	Pacific Rubiales Energy Corporation	7.25%	^Ω	12/12/2021	285,000
14,200,000	Pacific Rubiales Energy Corporation	5.13%	Ω	03/28/2023	2,698,000
5,200,000	Pacific Rubiales Energy Corporation	5.63%	Ω	01/19/2025	988,000
19,800,000	Pacific Rubiales Energy Corporation	5.63%	^Ω	01/19/2025	3,762,000
15,200,000	Pesquera Exalmar S.A.A.	7.38%		01/31/2020	11,571,000
19,700,000	Petrobras Global Finance B.V.	8.38%		05/23/2021	20,379,650
17,200,000	Petrobras Global Finance B.V.	6.75%		01/27/2041	13,889,000
14,950,000	Petroleos Mexicanos	5.50%		06/27/2044	13,582,822
2,000,000	Petroleos Mexicanos	6.63%	†	09/29/2049	1,985,000
21,119,000	Sappi Papier Holding GmbH	7.50%	^	06/15/2032	19,007,100
7,500,000	Sappi Papier Holding GmbH	7.50%		06/15/2032	6,750,000
10,170,000	Sixsigma Networks Mexico S.A. de C.V.	8.25%		11/07/2021	10,208,138
12,000,000	Sixsigma Networks Mexico S.A. de C.V.	8.25%	^	11/07/2021	12,045,000
11,400,000	Southern Copper Corporation	6.75%		04/16/2040	11,831,433
9,000,000	Southern Copper Corporation	5.88%		04/23/2045	8,487,774
5,000,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	5,050,000
2,770,000	TV Azteca S.A.B. de C.V.	7.50%		05/25/2018	1,869,750
28,007,000	TV Azteca S.A.B. de C.V.	7.63%		09/18/2020	17,714,427
26,000,000	Vedanta Resources PLC	8.25%		06/07/2021	21,515,000
16,600,000	Vedanta Resources PLC	7.13%	^	05/31/2023	12,657,500
19,000,000	Volcan Cia Minera S.A.A.	5.38%		02/02/2022	17,290,000
20,853,000	Votorantim Cimentos S.A.	7.25%		04/05/2041	19,236,893

Total Foreign Corporate Bonds (Cost $1,454,212,229)					1,261,131,215

Municipal Bonds - 1.5%
45,000,000	Commonwealth of Puerto Rico General Obligation	8.00%		07/01/2035	30,093,750

Total Municipal Bonds (Cost $37,990,594)					30,093,750

Non-Agency Commercial Mortgage Backed Obligations - 12.3%
9,948,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	9,857,831
10,000,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.58%	#^	02/10/2048	7,727,562
98,999,449	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.59%	#I/O	02/10/2048	8,855,174
3,438,112	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-E	3.75%	^	08/10/2047	2,269,271
3,929,315	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-F	3.75%	^	08/10/2047	2,209,143
7,367,549	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-G	3.75%	^¥	08/10/2047	2,081,959
14,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-V	0.00%	#^¥	08/10/2047	–
30,000,000	Great Wolf Trust, Series 2015-WFMZ-M	7.63%	#^	05/15/2032	28,478,208
17,730,000	GS Mortgage Securities Corporation, Series 2014-GC20-E	4.53%	#^	04/10/2047	12,149,571
65,010,362	GS Mortgage Securities Corporation, Series 2014-GC20-XD	1.36%	#^I/O	04/10/2047	4,172,755
4,100,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2003-C1-F	5.61%	#^	01/12/2037	4,072,992
3,990,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-FL6-FMS1	3.74%	#^	11/15/2031	3,823,525
3,649,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-FL6-FMS2	4.39%	#^	11/15/2031	3,499,882
14,113,175	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-E	4.00%	#^	04/15/2047	10,210,741
7,840,900	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-F	3.75%	#^	04/15/2047	4,209,144
25,090,332	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-NR	3.75%	#^¥	04/15/2047	7,150,218
11,900,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-E	3.90%	#^	08/16/2047	8,331,273
55,727,164	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-XD	0.92%	#^I/O	08/16/2047	2,658,230
81,033,314	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.32%	#I/O	01/15/2048	4,990,647
12,020,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-E	2.81%	#^	02/15/2048	6,620,592
24,531,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-XE	1.68%	#^I/O	02/15/2048	2,677,819
19,000,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AJ	5.48%		02/15/2040	19,112,968
6,369,954	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1-B	5.85%	#	02/12/2039	6,365,585
25,305,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	6.15%	#	02/15/2051	25,134,776
3,937,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-B	6.15%	#	02/15/2051	3,797,666
4,870,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-E	3.25%	^	08/17/2050	3,042,757
4,870,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-XC	1.80%	#^I/O	08/17/2050	526,211
12,175,807	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-XD	1.80%	#^I/O	08/17/2050	1,156,511
18,361,980	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-E	4.37%	#^	06/17/2048	11,286,099
9,180,600	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-F	4.37%	#^	06/17/2048	4,145,225
39,018,814	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-G	4.37%	#^¥	06/17/2048	11,210,027
21,973,000	WFRBS Commercial Mortgage Trust, Series 2014-LC14-E	3.50%	#^	03/15/2047	14,348,479
87,892,034	WFRBS Commercial Mortgage Trust, Series 2014-LC14-XC	1.66%	#^I/O	03/15/2047	7,289,436

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $264,796,345)					243,462,277

Non-Agency Residential Collateralized Mortgage Obligations - 6.8%
30,000,000	CIM Trust, Series 2016-1RR-B2	12.25%	#^	08/26/2055	25,386,000
15,000,000	CIM Trust, Series 2016-2RR-B2	12.21%	#^	02/27/2056	12,381,300
15,000,000	CIM Trust, Series 2016-3RR-B2	12.17%	#^	02/27/2056	12,384,450
14,896,957	PFCA Home Equity Investment Trust, Series 2002-IFC2-A	4.57%	#^	10/22/2033	14,109,144
32,910,652	PFCA Home Equity Investment Trust, Series 2003-IFC3-A	4.52%	#^	08/22/2034	33,258,561
34,925,430	PFCA Home Equity Investment Trust, Series 2003-IFC4-A	4.31%	#^	10/22/2034	33,612,943
3,678,846	Wachovia Mortgage Loan Trust, Series 2007-A-4A1	6.12%	#	03/20/2037	3,278,576

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $132,832,546)					134,410,974

US Corporate Bonds - 22.5%
11,840,000	Ahern Rentals, Inc.	7.38%	^	05/15/2023	8,228,800
7,705,000	Air Medical Merger Sub Corporation	6.38%	^	05/15/2023	7,358,275
8,000,000	American Eagle Energy Corporation	11.00%	^Ω¥	09/01/2019	800,000
7,887,000	American Tire Distributors, Inc.	10.25%	^	03/01/2022	6,960,277
8,253,000	Argos Merger Sub, Inc.	7.13%	^	03/15/2023	8,510,906
4,800,000	BMC Software Finance, Inc.	8.13%	^	07/15/2021	3,624,000
11,345,000	Builders Firstsource, Inc.	10.75%	^	08/15/2023	12,394,412
6,875,000	Cengage Learning, Inc.	9.50%	^	06/15/2024	7,012,500
10,800,000	Cequel Communications Holdings LLC	7.75%	^	07/15/2025	11,313,000
6,905,000	Constellis Holdings LLC	9.75%	^	05/15/2020	6,627,074
10,950,000	Coveris Holdings S.A.	7.88%	^	11/01/2019	10,689,937
14,045,000	Crimson Merger Sub, Inc.	6.63%	^	05/15/2022	11,692,463
5,000,000	Deck Chassis Acquisition Inc	10.00%	^	06/15/2023	5,187,500
9,340,000	Embarq Corporation	8.00%		06/01/2036	9,375,025
3,935,000	EMI Music Publishing Group North America Holdings, Inc.	7.63%	^	06/15/2024	4,053,050
4,005,000	Energy Gulf Coast, Inc.	11.00%	^Ω	03/15/2020	1,622,025
2,250,000	Energy Gulf Coast, Inc.	6.88%	Ω	03/15/2024	258,750
1,130,000	Energy Gulf Coast, Inc.	7.50%	Ω	12/15/2021	129,950
11,710,000	Energy Partners Ltd.	8.25%	Ω	02/15/2018	1,288,100
13,510,000	Ensemble S Merger Sub, Inc.	9.00%	^	09/30/2023	13,391,788
10,615,000	Expo Event Transco, Inc.	9.00%	^	06/15/2021	10,760,956
3,395,000	First Data Corporation	7.00%	^	12/01/2023	3,458,656
4,200,000	Frontier Communications Corporation	11.00%		09/15/2025	4,378,500
9,612,000	Gates Global LLC	6.00%	^	07/15/2022	8,458,560
13,500,000	GFL Environmental, Inc.	9.88%	^	02/01/2021	14,445,000
11,060,000	Hillman Group, Inc.	6.38%	^	07/15/2022	9,898,700
9,400,000	Infor US, Inc.	6.50%		05/15/2022	8,924,172
5,635,000	KB Home	7.63%		05/15/2023	5,747,700
7,083,000	Kindred Healthcare, Inc.	8.75%		01/15/2023	7,016,632
9,275,000	Legacy Reserves LP	6.63%		12/01/2021	3,941,875
15,350,000	Memorial Production Partners LP	7.63%		05/01/2021	8,327,375
3,525,000	Micron Technology, Inc.	5.25%	^	08/01/2023	3,022,688
1,906,000	Microsemi Corporation	9.13%	^	04/15/2023	2,106,130
8,984,000	Midas Intermediate Holdco LLC	7.88%	^	10/01/2022	8,624,640
7,420,000	MPH Acquisition Holdings LLC	7.13%	^	06/01/2024	7,809,550
7,360,000	Navient Corporation	8.00%		03/25/2020	7,539,437
5,000,000	Neptune Finco Corporation	10.88%	^	10/15/2025	5,737,500
7,590,000	NRG Energy, Inc.	7.25%	^	05/15/2026	7,590,000
10,450,000	Omega LLC	8.75%	^	07/15/2023	10,293,250
10,150,000	Onex York Acquisition Corporation	8.50%	^	10/01/2022	7,536,375
7,635,000	OPE KAG Finance Sub, Inc.	7.88%	^	07/31/2023	7,558,650
7,005,000	Prime Security Services Borrower LLC	9.25%	^	05/15/2023	7,442,813
7,880,000	RCN Telecom Services LLC	8.50%	^	08/15/2020	8,106,550
4,790,000	RegionalCare Hospital Partners Holdings Inc.	8.25%	^	05/01/2023	4,921,725
10,920,000	Reynolds Group Issuer LLC	8.25%		02/15/2021	11,425,596
6,340,000	Sanchez Energy Corporation	7.75%		06/15/2021	5,404,850
5,470,000	SandRidge Energy, Inc.	8.75%	^Ω	06/01/2020	2,270,050
9,761,000	Scientific Games International, Inc.	7.00%	^	01/01/2022	9,858,610
11,956,000	Select Medical Corporation	6.38%		06/01/2021	11,537,540
9,300,000	Signode Industrial Group, Inc.	6.38%	^	05/01/2022	8,939,625
8,115,000	Solera Finance, Inc.	10.50%	^	03/01/2024	8,556,253
11,052,000	Southern Graphics, Inc.	8.38%	^	10/15/2020	11,107,260
5,655,000	SUPERVALU, Inc.	6.75%		06/01/2021	4,778,362
9,335,000	Surgery Center Holdings, Inc.	8.88%	^	04/15/2021	9,615,050
7,315,000	Tenet Healthcare Corporation	6.75%		06/15/2023	7,031,544
7,000,000	TMS International Corporation	7.63%	^	10/15/2021	4,935,000
7,375,000	TransDigm, Inc.	6.50%		07/15/2024	7,448,750
11,840,000	Triangle USA Petroleum Corporation	6.75%	^	07/15/2022	2,782,400
5,210,000	Viking Cruises Ltd.	8.50%	^	10/15/2022	4,467,575
3,925,000	Viking Cruises Ltd.	6.25%	^	05/15/2025	2,983,000
3,385,000	Vizient, Inc.	10.38%	^	03/01/2024	3,638,875
5,000,000	Western Digital Corporation	10.50%	^	04/01/2024	5,362,500
5,539,000	WMG Acquisition Corporation	6.75%	^	04/15/2022	5,608,238
12,275,000	Woodside Homes Company LLC	6.75%	^	12/15/2021	11,415,750

Total US Corporate Bonds (Cost $496,424,572)					443,332,094

US Government / Agency Mortgage Backed Obligations - 9.6%
17,125,182	Federal Home Loan Mortgage Corporation, Series 3631-SJ	5.80%	#I/FI/O	02/15/2040	3,569,263
22,318,420	Federal Home Loan Mortgage Corporation, Series 3770-SP	6.06%	#I/FI/O	11/15/2040	2,717,810
43,718,707	Federal Home Loan Mortgage Corporation, Series 3980-SX	6.06%	#I/FI/O	01/15/2042	9,620,271
18,147,416	Federal Home Loan Mortgage Corporation, Series 4212-NS	4.87%	#I/F	06/15/2043	18,177,806
7,901,902	Federal National Mortgage Association, Series 2006-83-SH	6.11%	#I/FI/O	09/25/2036	1,692,150
15,430,381	Federal National Mortgage Association, Series 2007-22-S	6.30%	#I/FI/O	03/25/2037	3,143,936
33,737,951	Federal National Mortgage Association, Series 2010-123-SK	5.60%	#I/FI/O	11/25/2040	7,078,691
42,703,232	Federal National Mortgage Association, Series 2012-52-PS	6.13%	#I/FI/O	05/25/2042	9,791,693
24,940,412	Federal National Mortgage Association, Series 2013-55-US	5.32%	#I/F	06/25/2043	24,508,728
46,407,072	Federal National Mortgage Association, Series 2013-58-KS	5.25%	#I/F	06/25/2043	45,693,284
25,335,800	Federal National Mortgage Association, Series 2013-58-SC	5.32%	#I/F	06/25/2043	24,907,404
39,351,942	Federal National Mortgage Association, Series 2013-64-SH	5.32%	#I/F	06/25/2043	39,359,864

Total US Government / Agency Mortgage Backed Obligations (Cost $180,908,294)					190,260,900

Short Term Investments - 0.8%
5,383,913	BlackRock Liquidity Funds FedFund - Institutional Shares	0.31%	¿		5,383,913
5,383,914	Fidelity Institutional Money Market Government Portfolio - Class I	0.26%	¿		5,383,914
5,383,913	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.27%	¿		5,383,913

Total Short Term Investments (Cost $16,151,740)					16,151,740

Total Investments - 138.1% (Cost $3,028,234,073) ‡					2,728,780,279
Liabilities in Excess of Other Assets - (38.1)%					(753,268,848)

NET ASSETS - 100.0%					$1,975,511,431

#	Variable rate security. Rate disclosed as of June 30, 2016.

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2016, the value of these securities amounted to $1,170,707,999 or 59.3% of net assets.

†	Perpetual Maturity

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

I/O	Interest only security

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates

¥	Illiquid security. At June 30, 2016, the value of these securities amounted to $44,852,522 or 2.3% of net assets.

¿	Seven-day yield as of June 30, 2016

‡	All securities have been segregated for the benefit of the counterparty as collateral for line of credit.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows+:

Tax Cost of Investments	$3,033,347,332

Gross Tax Unrealized Appreciation	54,702,755
Gross Tax Unrealized Depreciation	(359,269,808)

Net Tax Unrealized Appreciation (Depreciation)	$(304,567,053)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Foreign Corporate Bonds	63.8%
US Corporate Bonds	22.5%
Bank Loans	13.0%
Non-Agency Commercial Mortgage Backed Obligations	12.3%
US Government / Agency Mortgage Backed Obligations	9.6%
Collateralized Loan Obligations	7.8%
Non-Agency Residential Collateralized Mortgage Obligations	6.8%
Municipal Bonds	1.5%
Short Term Investments	0.8%
Other Assets and Liabilities	(38.1)%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	72.9%
Brazil	17.4%
Mexico	11.6%
Peru	8.4%
Colombia	4.8%
Dominican Republic	3.3%
Chile	3.0%
Jamaica	2.0%
Canada	2.0%
Indonesia	1.9%
India	1.7%
Guatemala	1.4%
South Africa	1.3%
El Salvador	1.2%
Costa Rica	1.1%
China	0.9%
Paraguay	0.8%
Luxembourg	0.6%
Netherlands	0.5%
Russia	0.4%
Ireland	0.4%
Australia	0.3%
Uruguay	0.2%
Other Assets and Liabilities	(38.1)%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Commercial Mortgage Backed Obligations	12.3%
US Government / Agency Mortgage Backed Obligations	9.6%
Oil & Gas	8.7%
Consumer Products	8.0%
Collateralized Loan Obligations	7.8%
Mining	7.7%
Building and Development (including Steel/Metals)	6.9%
Non-Agency Residential Collateralized Mortgage Obligations	6.8%
Utilities	6.7%
Telecommunications	5.8%
Healthcare	4.9%
Transportation	4.1%
Banking	3.9%
Pulp & Paper	3.8%
Media	3.5%
Business Equipment and Services	3.3%
Chemicals/Plastics	3.3%
Technology	3.2%
Finance	2.9%
Hotels/Motels/Inns and Casinos	2.7%
Retailers (other than Food/Drug)	2.5%
Electronics/Electric	2.4%
Containers and Glass Products	2.1%
Industrial Equipment	1.9%
Automotive	1.7%
Municipal Bonds	1.5%
Food/Drug Retailers	1.5%
Financial Intermediaries	1.2%
Real Estate	1.2%
Construction	1.1%
Insurance	1.1%
Short Term Investments	0.8%
Leisure	0.6%
Beverage and Tobacco	0.5%
Food Products	0.4%
Cosmetics/Toiletries	0.4%
Energy	0.4%
Health Care Providers & Services	0.4%
Pharmaceuticals	0.3%
Environmental Control	0.2%
Other Assets and Liabilities	(38.1)%

100.0%

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 20161:

Category
Investments in Securities
Level 1
Money Market Funds	$16,151,740

Total Level 1	16,151,740
Level 2
Foreign Corporate Bonds	1,261,131,215
US Corporate Bonds	442,532,094
Bank Loans	252,858,728
Non-Agency Commercial Mortgage Backed Obligations	144,197,778
US Government / Agency Mortgage Backed Obligations	190,260,900
Collateralized Loan Obligations	153,378,277
Non-Agency Residential Collateralized Mortgage Obligations	134,410,974
Municipal Bonds	30,093,750

Total Level 2	2,608,863,716
Level 3
Non-Agency Commercial Mortgage Backed Obligations	99,264,499
Bank Loans	3,700,324
US Corporate Bonds	800,000

Total Level 3	103,764,823

Total	$2,728,780,279

See the Schedule of Investments for further disaggregation of investment categories.

1 There were no transfers into and out of Level 1 during the period ended June 30, 2016.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 9/30/2015	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) [4]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3 [3]	Transfers Out of Level 3 [3]	Balance as of 6/30/2016	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2016 [4]
Investments in Securities
Non-Agency Commercial Mortgage Backed Obligations	$34,296,163	$-	$(3,777,206)	$486,759	$-	$-	$68,258,783	$-	$99,264,499	$(3,777,206)
Bank Loans	-	-	-	-	-	-	3,700,324	-	3,700,324	-
US Corporate Bonds	-	-	-	-	-	-	800,000	-	800,000	-

Total	$34,296,163	$-	$(3,777,206)	$486,759	$-	$-	$72,759,107	$-	$103,764,823	$(3,777,206)

1 Purchases include all purchases of securities and payups.

2 Sales include all sales of securities, maturities, and paydowns.

3 Transfers between Level 3 and Level 2 were due to a change in observable and/or unobservable inputs from the prior fiscal year end.

4 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at June 30, 2016 may be due to a security that was not held or categorized as Level 3 at either period end.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 6/30/2016 *	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Non-Agency Commercial Mortgage Backed Obligations	$99,264,499	Market Comparables	Yields	7.52% - 18.93%	Increase in yields would result in the decrease in the fair value of the security
Bank Loans	$3,700,324	Market Comparables	Market Quotes	$30.00 - $86.50	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security
US Corporate Bonds	$800,000	Market Comparables	Market Quotes	$10.00	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Income Solutions Fund

By (Signature and Title)          /s/ Ronald R. Redell

Ronald R. Redell, President and Chief Executive Officer

Date                       August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ Ronald R. Redell

Ronald R. Redell, President and Chief Executive Officer

Date                       August 24, 2016

By (Signature and Title)            /s/ Susan Nichols

Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date                       August 24, 2016